Submission	Mar. 24, 2026
Submission [Line Items]
Central Index Key	0001815776
Registrant Name	LENZ Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES